INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	As of December 31,
	2024	2025
	RMB	RMB	US$

Raw materials	2,005,129	2,410,647	344,068
Packaging and other supplies	458,461	517,000	73,792
Pre-made food and beverage items	36,615	38,859	5,546
	2,500,205	2,966,506	423,406